GOODWILL AND INTANGIBLE ASSETS (Details2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	$ 1,616,154	$ 1,358,524
Additions	67,781	264,439
(Deductions)	(14,014)	(807)
Goodwill Transfers In Out During Period
Foreign Exchange Translation	5,402	(6,002)
Balance at the end of the period	1,675,323	1,616,154
Search & Applications
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	723,650	526,444
Additions		197,458
(Deductions)	(160)	(252)
Goodwill Transfers In Out During Period	14,572
Foreign Exchange Translation
Balance at the end of the period	738,062	723,650
Goodwill accumulated impairment losses	916,900	916,900	916,900
The Match Group
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	718,736	674,396
Additions	62,464	50,728
(Deductions)	(10,675)	(555)
Goodwill Transfers In Out During Period
Foreign Exchange Translation	4,878	(5,833)
Balance at the end of the period	775,403	718,736
Media - Connected Ventures
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	8,267	8,267
Additions
(Deductions)
Goodwill Transfers In Out During Period
Foreign Exchange Translation
Balance at the end of the period	8,267	8,267
Goodwill accumulated impairment losses	11,600	11,600	11,600
Total eCommerce
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	165,501	149,417
Additions	5,317	16,253
(Deductions)	(3,179)
Goodwill Transfers In Out During Period	(14,572)
Foreign Exchange Translation	524	(169)
Balance at the end of the period	153,591	165,501
HomeAdvisor
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	111,658	109,947
Additions	5,317	1,880
(Deductions)
Goodwill Transfers In Out During Period	14,373
Foreign Exchange Translation	524	(169)
Balance at the end of the period	131,872	111,658
CityGrid Media
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	32,124	17,751
Additions		14,373
(Deductions)	(3,179)
Goodwill Transfers In Out During Period	(28,945)
Foreign Exchange Translation
Balance at the end of the period		32,124
Shoebuy
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	21,719	21,719
Additions
(Deductions)
Goodwill Transfers In Out During Period
Foreign Exchange Translation
Balance at the end of the period	21,719	21,719
Goodwill accumulated impairment losses	$ 28,000	$ 28,000	$ 28,000